INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES
The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong in 2017 and during the first three months of 2018. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2,000 of assessable profit and 16.5% for profit exceeding HKD2,000. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2019 and 2020.
The Company’s subsidiary, the VIE and the VIE’s subsidiaries, which were entities incorporated in the PRC (the “PRC entities”), are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.
Beijing BaiJia qualified as a High and New Technology Enterprise from 2017 through 202
2
 and accordingly was entitled to the 15% preferential tax rate during the period.
GaoTuYunJi qualified as a High and New Technology Enterprise during the year ended December 31, 2019 and accordingly was entitled to a 15% preferential tax rate from 2019 to 2021.
Beijing Lexuebang also qualified as a High and New Technology Enterprise during the year ended December 31, 2019. Furthermore, Beijing Lexuebang obtained the Software Enterprise Certificate
and
adopted the exemption from EIT for years 2019 and 2020, and

12.5
% from 2021 to 2023.
Wuhan Yuexuebang obtained the Software Enterprise Certificate and adopted exemption form EIT for the year 2020 and 2021,
and
12.5% from 2022 to 2024
.
The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax (expense) benefits	—	(16,441)	14,578
Deferred tax (expense) benefits	(2,616)	(516)	20,041

	(2,616)	(16,957)	34,619

The principle components of deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Deductible temporary difference related to advertising expenses	51,607	458,991
Net operating loss carrying forwards	19,461	160,919
Tran sfer of intangible assets	—	1,679
Accrued liabilities	—	300

Total deferred tax assets	71,068	621,889
Less: valuation allowance	(40,352)	(573,565)

Deferred tax assets net	30,716	48,324

The movements of valuation allowance for the years end December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the period	31,387	42,797	40,352
Acquisitions	—	—	4,987
Additions	11,410	36,138	529,915
Reversal	—	(38,583)	(1,689)

Balance at end of the period	42,797	40,352	573,565

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities
Building and land use right	—	72,447
Intangible assets	25	3,287
Deferred revenue	—	2,750
Unrecognized gains of available-for-sale investments	—	213

Total deferred tax liabilities	25	78,697

As of December 31, 2020, the Group had net operating loss carried forward of RMB 756,593 from the Company’s PRC entities, which will expire on various dates from December 31, 2021 to December 31, 2030.
The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income (loss) before provision for income taxes and share of results of equity investees	21,397	242,239	(1,427,612)
Income tax (expenses) benefits computed at an applicable tax rate of 25%	(5,349)	(60,560)	356,903
Effect of permanent differences	(4,100)	(11,010)	55,935
Effect of research and development super-deduction	—	38,078	88,881
Effect of preferential tax rate	18,243	10,399	62,404
Effect on tax rates in different tax jurisdictions	—	3,691	(1,278)
Change in valuation allowance	(11,410)	2,445	(528,226)

	(2,616)	(16,957)	34,619

If Beijing BaiJia, GaoTuYunJi, Beijing Lexuebang and Wuhan Yuexuebang did not enjoy income tax preferential tax rates for the years ended December 31, 2018, 2019 and 2020, tax expense would have been increased by RMB18,243, RMB10,399 and RMB62,404, respectively. The decrease in basic net income per ordinary share was RMB0.20 and RMB0.08 for the years ended December 31, 2018 and 2019, and the increase in basic net loss per ordinary share was RMB0.39 for the year ended December 31, 2020. The decrease in diluted net income per ordinary share was RMB0.20 and RMB0.07 for the years ended December 31, 2018 and 2019, and the increase in diluted net loss per ordinary share was RMB0.39 for the year ended December 31, 2020.
The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2020. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2020.
Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIE that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIE do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed from the VIE to

Beijing Lexuebang in a manner that would not be subject to income tax.